S000065839 [Member] Average Annual Total Returns		12 Months Ended		60 Months Ended		66 Months Ended	120 Months Ended
		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	[1],[3]
MSCI Emerging Markets Index
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	[1],[2],[3]	1.70%	[1],[2],[3]	2.73% [2]	3.64%
Northern Trust Emerging Markets Quality Low Volatility Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.82%		2.93%		3.59%
FlexShares Emerging Markets Quality Low Volatility Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		10.76%		2.00%		2.71%
Performance Inception Date						Jul. 15, 2019
FlexShares Emerging Markets Quality Low Volatility Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.43%		1.63%		2.30%
FlexShares Emerging Markets Quality Low Volatility Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.41%		1.74%		2.27%

[1]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Morningstar® Emerging Markets Factor Tilt IndexSM to the MSCI Emerging Markets Index. The Fund will continue to compare its performance to the Morningstar® Emerging Markets Factor Tilt IndexSM, which reflects the market segments in which the Fund invests.
[2]	Reflects no deduction for fees, expenses or taxes.
[3]	Reflects no deduction for fees, expenses or taxes.